Document and Entity Information	12 Months Ended
Dec. 31, 2024
Ifrs Statement [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	NTR
Entity Registrant Name	NUTRIEN LTD.
Entity Central Index Key	0001725964
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Date Current	Yes
Entity File Number	001-38336
Entity Address Address Line1	Suite 1700, 211 19th Street East
Entity Address City Or Town	Saskatoon
Entity Address Postal Zip Code	S7K 5R6
Entity Incorporation State Country Code	Z4
City Area Code	306
Local Phone Number	933-8500
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Entity Tax Identification Number	98-1400416
Entity Primary SIC Number	2870
Entity Address, State or Province	SK
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address Country	CA
Auditor Firm ID	85
Auditor Name	KPMG LLP
Auditor Location	CA
Document Financial Statements Error Correction Flag	false
Business Contact [Member]
Ifrs Statement [Line Items]
Entity Address Address Line1	28 Liberty St.
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System
Entity Address, State or Province	NY